Exhibit 99.2

Ford Credit Auto Lease Trust 2021-B
Quarterly Supplemental Report -- Payment Schedule of Remaining Leases as of June 30, 2023,

The following table shows the decline in the securitization value of the remaining leases in the reference pool as of June 30,2023, and the remaining payments that will be received each month on the reference pool assuming (1) each base month payment is made as scheduled with no prepayments, delays or defaults and (2) each leased vehicle is returned and sold for an amount equal to the base residual value in the month after the month in which the final base monthly payment is due. In addition, as of June 30,2023, leases with a total base residual value of $33,206,288.62 had either (1) reached their scheduled termination dates but had not been purchased or returned or (2) been returned or repossessed but had not been sold. In the following table, this amount is assumed to be received in July 2023. The percentages in the following table may not sum to 100.00% due to rounding.

		Remaining Leases as of June 30, 2023,
Month		Securitization Value	Scheduled Base Monthly Payments		Base Residual Value
2023-	June	$655,066,520.89
	July	$586,483,418.49	$11,412,020.35	14.24%	$60,292,722.17	10.09%
	August	$538,959,100.54	$10,572,696.08	13.19%	$39,896,011.52	6.67%
	September	$484,777,857.80	$9,605,870.71	11.99%	$47,281,559.89	7.91%
	October	$438,701,288.36	$8,760,177.19	10.93%	$39,751,230.30	6.65%
	November	$390,914,922.60	$7,864,448.08	9.81%	$42,125,921.25	7.05%
	December	$342,590,215.55	$6,932,304.89	8.65%	$43,357,040.34	7.25%
2024-	January	$302,514,850.27	$6,167,722.20	7.70%	$35,630,025.33	5.96%
	February	$256,127,616.28	$5,274,316.80	6.58%	$42,634,516.53	7.13%
	March	$200,457,629.45	$4,214,188.99	5.26%	$52,744,294.84	8.82%
	April	$138,345,762.96	$3,016,472.31	3.76%	$60,104,601.85	10.06%
	May	$85,668,359.11	$1,969,860.20	2.46%	$51,404,173.57	8.60%
	June	$40,829,775.06	$1,045,359.90	1.30%	$44,224,193.78	7.40%
	July	$28,319,954.35	$757,922.44	0.95%	$11,957,082.73	2.00%
	August	$19,718,407.11	$548,096.63	0.68%	$8,195,816.63	1.37%
	September	$14,020,865.62	$399,784.20	0.50%	$5,396,768.83	0.90%
	October	$12,573,576.22	$363,925.40	0.45%	$1,153,651.75	0.19%
	November	$10,981,571.68	$321,505.18	0.40%	$1,333,546.00	0.22%
	December	$8,851,872.66	$261,543.67	0.33%	$1,923,237.00	0.32%
2025-	January	$7,512,667.11	$224,937.10	0.28%	$1,158,697.00	0.19%
	February	$6,272,906.27	$189,361.27	0.24%	$1,088,114.00	0.18%
	March	$4,518,768.29	$137,720.33	0.17%	$1,647,929.00	0.28%
	April	$2,441,249.26	$75,239.16	0.09%	$2,025,016.00	0.34%
	May	$980,315.48	$32,195.34	0.04%	$1,441,081.00	0.24%
	June	$0.00	$0.00	0.00%	$985,247.00	0.16%

Total			$80,147,668.42	100.00%	$597,752,478.31	100.00%

Total Scheduled Base Monthly Payments plus Base Residual Value					$677,900,146.73

Ford Credit Auto Lease Trust 2021-B
Quarterly Supplemental Report -- Residual Performance

The following table shows the residual performance as calculated on the monthly investor report in sections VII and VIII for returned vehicles segregated by the vehicle types.

				Residual Gain (Loss) per Returned Vehicle
Collection Period	Vehicle Type	Returned Vehicles	Return Rate	Amount	As a % of Adjusted MSRP	As a % of ALG Residual Value
APRIL 2023	Car	22	9.95%	$10,114	24.69%	62.32%
	CUV	219	17.49%	$8,395	19.64%	40.70%
	SUV	20	15.87%	$16,220	21.48%	46.06%
	Truck	30	7.71%	$11,364	20.02%	37.38%

	Total/Average	291	14.64%	$9,369	20.23%	42.01%

MAY 2023	Car	26	8.5%	$10,405	21.89%	55.26%
	CUV	293	17.03%	$7,843	17.94%	36.99%
	SUV	31	18.02%	$14,286	17.72%	38.61%
	Truck	52	9.32%	$8,698	15.71%	29.22%

	Total/Average	402	14.59%	$8,616	17.83%	36.86%

JUNE 2023	Car	27	8.28%	$8,463	21.72%	52.83%
	CUV	334	20.05%	$6,909	16.05%	32.81%
	SUV	35	20.59%	$12,037	15.26%	30.91%
	Truck	73	12.74%	$8,083	14.68%	27.08%

	Total/Average	469	17.15%	$7,564	15.97%	32.23%